                                                       Deutsche Asset Management




                                                 Mutual Fund
                                                 Prospectus

                                                 March 30, 2001, as supplemented
                                                          through August 6, 2001

                                                         Class A, B and C Shares


Global Financial Services Fund
Global Biotechnology Fund
Global Technology Fund





[Like shares of all mutual funds, these
securities have not been approved or
disapproved by the Securities and
Exchange Commission nor has the
Securities and Exchange Commission
passed upon the accuracy or adequacy of
this prospectus. Any representation to
the contrary is a criminal offense.]



                                                         A Member of the
                                                         Deutsche Bank Group [/]

Table of Contents

Global Financial Services Fund..............................................   3
Global Biotechnology Fund...................................................  11
Global Technology Fund......................................................  19
Information Concerning All Funds............................................  27
Management of the Funds.....................................................  27
Organizational Structure....................................................  28
Administrator...............................................................  28
Calculating a Fund's Share Price............................................  28
Dividends and Distributions.................................................  28
Tax Considerations..........................................................  28
Buying and Selling Fund Shares..............................................  29
Sales Charges...............................................................  30
How to Choose the Class That is Right For You...............................  32

--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
of the Global Financial Services Fund--Class A, B and C

Goal: The Fund invests to maximize total return.

Core Strategy: The Fund invests primarily in equity securities of financial services companies, located in the US and abroad.

INVESTMENT POLICIES AND STRATEGIES
The Fund seeks to achieve its goal by investing primarily in equity securities of financial services companies. These companies may be located in the US and abroad and may have operations in more than one country. Investments abroad will be primarily in developed countries, but may also include emerging market countries. The Fund may also invest in equity securities of software and technology companies that focus on developing and producing products for the financial services industry.

The Fund's investment process combines top-down analysis of global and regional trends with bottom-up research and analysis of companies. The top-down analysis considers global and regional factors including interest rates, economic growth, deregulation, industry restructuring, local and cross-border consolidation and overall industry profitability. The bottom-up research and analysis then identifies companies for investment according to the sub-sector allocations. A variety of factors are considered, including whether the companies possess, in the opinion of the Advisors, characteristics such as a clear strategy, a focus on profitability, an established brand name, participation in growth markets, a possible role in industry consolidation and attention to specialty markets.
--------------------------------------------------------------------------------

Global Financial Services Fund-- Class A, B and C

Overview of the Global Financial Services Fund

Goal........................................................................   3
Core Strategy...............................................................   3
Investment Policies and Strategies..........................................   3
Principal Risks of Investing in the Fund....................................   4
Who Should Consider Investing in the Fund...................................   4
Fund Performance............................................................   5
Fund Fees and Expenses......................................................   5

A Detailed Look at the Global Financial Services Fund

Objective...................................................................   7
Strategy....................................................................   7
Principal Investments.......................................................   7
Investment Process..........................................................   7
Other Investments...........................................................   7
Risks.......................................................................   8
Additional Performance Information -- Similar Fund..........................   9

--------------------------------------------------------------------------------

Overview of the Global Financial Services Fund--Class A, B and C

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

 . Stocks held by the Fund could perform poorly.

 . The stock market could perform poorly in one or more of the countries in which the Fund invests.

Beyond the risks common to all stock investing, an investment in the Fund could also lose money or underperform alternative investments as a result of risks related to the Fund's investment style. For example:

 . Regulatory or technological change in the financial services industry may affect the Fund because it concentrates its investments in financial services companies. The Fund's value may fluctuate more than diversified investment portfolios.

 . Small or medium-sized company stock returns could trail stock market returns generally because of risks specific to small and medium sized company investing, such as greater share-price volatility and fewer buyers for shares in periods of economic or stock market stress.

 . Because the Fund invests in relatively few issuers, the performance of one or a small number of portfolio holdings can affect overall performance more than if the Fund were diversified.

Further, an investment in the Fund could also lose money or underperform alternative investments as a result of risks in the foreign countries in which the Fund invests. For example:

 . Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing their full value.

 . Since the Fund may invest a significant portion of its assets in a particular foreign country or geographic region, it could be particularly susceptible to the effects of political and economic developments in that country or region.

 . Foreign accounting and reporting standards differ from those in the US and could convey incomplete information when compared to information typically provided by US companies.

 . The currency of a country in which the Fund invests may decrease in value relative to the US dollar, which could affect the value of the investment itself to US investors. The Fund may seek to hedge against this risk.

 . Economies in countries with emerging securities markets are more volatile than those of developed countries and are subject to sudden reversals.

WHO SHOULD CONSIDER INVESTING
IN THE FUND

You should consider investing in the Fund if you are seeking total return over the long term and you are willing to accept the short-term and long-term risks and uncertainties of investing in the common stocks of financial services companies located in the US and abroad. There is, of course, no guarantee that the Fund will realize its goal. You should not consider investing in the Fund if you are pursuing a short-term financial goal, seeking regular income and stability of principal or cannot tolerate fluctuations in the value of your investments.

This Prospectus describes Class A Shares, Class B Shares and Class C Shares of the Fund. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. (See the section entitled `Sales Charges'). The Fund offers shares through securities dealers and through financial institutions that act as shareholder servicing agents. You may also buy shares from the Fund directly through the Fund's Transfer Agent. The Fund also offers other classes with different fees, expenses and investment minimums.

The Fund itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities in the financial services industry in the US and abroad. Diversifying your investments may improve your long-term investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
-------------------------------------------------------------------------------

                Overview of the Global Financial Services Fund--Class A, B and C


FUND PERFORMANCE

The Fund has no operating history prior to the date of this Prospectus. However, the Fund has an investment objective and policies that are substantially similar to those of a mutual fund organized in Germany and managed by the same portfolio managers who manage the Fund. See the section entitled `Additional Performance Information--Similar Fund' for more information.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Financial Services Fund.
--------------------------------------------------------------------------------
/1/You will pay no sales charge on purchases of $1 million or more of Class A Shares, but you may pay a contingent deferred sales charge if you redeem your shares within two years after your purchase unless you are otherwise eligible for a sales charge waiver or reduction. (See the section entitled `Sales Charges--Redemption Price.')
/2/You will pay a contingent deferred sales charge if you redeem your shares within six years after your purchase. The amount of the charge declines over time and eventually reaches zero after six years. Seven years after your purchase, your Class B Shares will automatically convert to Class A Shares.
(See the section entitled `Sales Charges--Redemption Price.')
/3/You will pay a contingent deferred sales charge if you redeem your shares within one year after your purchase. (See the section entitled `Sales Charges-- Redemption Price.')
/4/Because the Fund has no operating history prior to the date of this Prospectus, these expenses are based on estimated amounts for the current fiscal year.
/5/Investment Company Capital Corp., in its capacity as Advisor and Administrator, has contractually agreed to waive its fees and/or reimburse expenses of the Fund through March 31, 2002, to the extent necessary to maintain the Fund's expense ratio at the level indicated as `Net Annual Fund Operating Expenses.'

 Shareholder Fees
 (fees paid directly from your investment)

                                            Class A        Class B        Class C
                                             Shares         Shares         Shares
                                            Initial       Deferred       Deferred
                                              Sales          Sales          Sales
                                             Charge         Charge         Charge
                                        Alternative    Alternative    Alternative

  Maximum Sales Charge (Load)
   Imposed on Purchases (as a
   percentage of offering price)              5.50%/1/        None           None
 --------------------------------------------------------------------------------------
  Maximum Deferred Sales Charge
   (Load) (as a percentage of original
   purchase price or redemption
   proceeds, whichever is lower)              1.00%/1/       5.00%/2/       1.00%/3/
 --------------------------------------------------------------------------------------
  Maximum Sales Charge (Load)
   Imposed on
   Reinvested
   Dividends                                   None           None           None
 --------------------------------------------------------------------------------------
  Redemption Fee                               None           None           None
 --------------------------------------------------------------------------------------
  Exchange Fee                                 None           None           None
 --------------------------------------------------------------------------------------


 Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)

  Management Fees                             0.75%          0.75%          0.75%
 --------------------------------------------------------------------------------------
  Distribution
   and/or Service
   (12b-1) Fees                               0.25%          0.75%          0.75%
 --------------------------------------------------------------------------------------
  Other Expenses (including a 0.25%
   shareholder servicing fee for
   Class B and
   Class C Shares)/4/                         1.33%          1.58%          1.58%
 --------------------------------------------------------------------------------------
  Total Annual
   Fund Operating
   Expenses                                   2.33%          3.08%          3.08%
 --------------------------------------------------------------------------------------
  Less: Fee
   Waivers and/or
   Expense
   Reimbursements/5/                         (0.93%)        (0.93%)        (0.93%)
 --------------------------------------------------------------------------------------
  Net Annual Fund
   Operating
   Expenses                                   1.40%          2.15%          2.15%
 --------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Overview of the Global Financial Services Fund--Class A, B and C


Expense Example. You may use this hypothetical example to compare the cost of investing in each class of the Fund with other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and the fee waiver and/or expense reimbursement apply during the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs are indicated in the table to the right of this paragraph.

Federal regulations require that the table reflect the maximum sales charge. However, you may qualify for reduced sales charges or no sales charge at all. (See the section entitled `Sales Charges.') If you hold your shares for a long time, the combination of any initial sales charge you paid and the recurring 12b-1 fees may exceed the maximum sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc.

Expense Example


 You would pay the following expenses if you redeemed your shares at the end of each period:

                                         1 Year                                               3 Years

  Class A Shares                           $685                                                $1,153
 ---------------------------------------------------------------------------------------------------------
  Class B Shares                           $718                                                $1,164
 ---------------------------------------------------------------------------------------------------------
  Class C Shares                           $318                                                $  864
 ---------------------------------------------------------------------------------------------------------


 You would pay the following expenses if you did not redeem your shares:

                                         1 Year                                               3 Years

  Class A Shares                           $685                                                $1,153
 ---------------------------------------------------------------------------------------------------------
  Class B Shares                           $218                                                $  864
 ---------------------------------------------------------------------------------------------------------
  Class C Shares                           $218                                                $  864
 ---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at the Global Financial Services Fund--Class A, B and C

OBJECTIVE

The Fund invests to maximize total return. While the Advisors give priority to seeking the Fund's objective, they cannot offer any assurance of achieving the objective.

STRATEGY

The Fund seeks to maximize total return by investing primarily in equity securities of financial services companies. These companies may be located in the US and abroad and may have operations in more than one country. The Fund tends to have a heavier weighting of its assets in the US, Japan, Germany, France, Spain, United Kingdom, Italy, Netherlands and Switzerland. The Fund also may invest in emerging market countries. The Fund considers a company or issuer to be of a particular country if it is headquartered or has its primary operations there.

Financial services companies may include banking, insurance, asset management, brokerage and financial services companies, including Internet-based financial services companies, as well as software and technology companies that focus on developing and producing products for the financial services industry.

PRINCIPAL INVESTMENTS

Under normal market conditions, the Fund intends to invest primarily in equity or equity-related securities of financial services companies. Equity or equity-related securities include common stocks, preferred stocks, American Depositary Receipts and Global Depositary Receipts.

The Fund may invest in companies of all market capitalizations, but will tend to invest in large-capitalization companies. The Fund generally expects that its average portfolio holdings will include securities of 60-80 companies, but the Fund is not limited in the number of its holdings.

The Fund may also participate in the Initial Public Offering (`IPO') market.

INVESTMENT PROCESS

The Fund's investment process begins with top-down analysis of trends that the Advisors believe will affect the financial services sector. This analysis considers global and regional factors including interest rates, economic growth, deregulation, industry restructuring, local and cross-border consolidation and overall industry profitability. The result is an allocation target across sub-sectors including banking, insurance, asset management, brokerage, other financial services as well as software and technology companies focused on developing and/or producing products for the financial services industry.

Bottom-up research and analysis then identifies companies for investment according to the sub-sector allocations. A variety of factors are considered, including whether the companies possess, in the opinion of the Advisors, characteristics such as a clear strategy, a focus on profitability, an established brand name, participation in growth markets, a possible role in industry consolidation and attention to specialty markets. The Fund will also assess factors such as company management, market position and the diversification of company earnings. No one factor is determinative, and the analysis may differ by company and region.

The Fund will consider selling all or part of a security holding in circumstances that the Advisors deem appropriate including:

 . the company is experiencing deteriorating or substantial changes in its business fundamentals (including its management, strategy, or ability to meet stated goals or objectives);
 . the Fund's target price for the security is met;
 . the Fund's top-down analysis indicates unfavorable trends may adversely impact the security; or
 . the Fund's portfolio needs to be rebalanced.

OTHER INVESTMENTS

The Fund may invest in various instruments commonly known as `derivatives' to protect its assets or increase its exposure to an asset class. The Fund primarily uses futures, options and forward currency transactions. The Advisors may use

--------------------------------------------------------------------------------
Generally, a derivative is a financial arrangement that derives its value from a traditional security (like a stock or bond) asset or index.

Futures and options maybe used as low-cost methods for gaining exposure to a particular securities market without investing directly in those securities.

Forward currency transactions are the purchase or sale of a foreign currency at an exchange rate established now, but with payment and delivery at a specified future time. Forward currency transactions may be used in an attempt to hedge against currency losses, or, where possible, to add to investment returns.
--------------------------------------------------------------------------------

A Detailed Look at the Global Financial Services Fund--Class A, B and C

derivatives in circumstances where they believe derivatives offer an economical means of gaining exposure to a particular asset class. The Fund may also invest in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Temporary Defensive Position. To reduce the Fund's risk under adverse market conditions, the Advisors may make temporary defensive investments in cash, cash items, and shorter-term, higher-quality debt securities, money market instruments and similar obligations, such as repurchase agreements and reverse repurchase agreements. The Fund may have cash positions of up to 100%. While engaged in a temporary defensive strategy, the Fund may not achieve its investment objective. The Advisors would follow such a strategy only if they believed the risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.

RISKS

Set forth below are some of the prominent risks associated with international investing, as well as investing in general. Although the Advisors attempt to assess the likelihood that these risks may actually occur and to limit them, the Advisors cannot guarantee that they will succeed.

Primary Risks

Market Risk. Although individual stocks can outperform their local markets, deteriorating market conditions might cause an overall weakness in the stock prices of an entire market, including stocks held by the Fund.

Stock Selection Risk. A risk that pervades all investing is the risk that the securities held by the Fund will decline in value.

Concentration Risk. The Fund concentrates its investments in financial services companies. As a result, market price movements, regulatory or technological changes, or economic conditions affecting companies in this field will have a significant impact on the Fund's performance.

Non-Diversification Risk. The Fund is non-diversified. This means that it may invest in securities of a relatively limited number of issuers. Thus, the performance of one or a small number of portfolio holdings can affect the overall performance more than if the Fund were diversified.

Foreign Investing Risk. From time to time, foreign capital markets have exhibited more volatility than those in the United States. Trading stocks on some foreign exchanges is inherently more difficult than trading in the US for reasons including:

 . Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits. While these political risks have not occurred recently in the major countries in which the Fund invests, they may in the future.

 . Information Risk. Financial reporting standards for companies based in foreign markets differ from those in the US and may present an incomplete or misleading picture of a foreign company compared to US standards.

 . Liquidity Risk. Stocks that trade infrequently or in low volumes can be more difficult or more costly to buy or sell than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches our estimate of its value.

 . Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

 . Currency Risk. The Fund invests in foreign securities denominated in foreign currencies. This creates the possibility that changes in foreign exchange rates will affect the US dollar value of foreign securities or the US dollar amount of income or gain received on these securities.

Regional Focus Risk. Focusing on a single country or region involves increased currency, political, regulatory and other risks. To the extent the Fund concentrates its investments in a particular country or region, market swings in such a targeted country or region will be likely to have a greater effect on Fund performance than they would in a more geographically diversified fund.

Small and Medium-Sized Company Risk. To the extent the Fund invests in small and medium-sized companies, it will be more susceptible to share price fluctuations--down as well as up--than the stocks of larger companies. A shortage of reliable information--the same information gap that creates opportunity--can pose added risk. Industry-wide reversals may have a greater impact on small and medium-sized companies since they usually lack a large company's financial resources. Finally, stocks of small and medium-sized companies are typically less liquid than large company stocks. Particularly when they are
--------------------------------------------------------------------------------

         A Detailed Look at the Global Financial Services Fund--Class A, B and C

performing poorly, a small or medium-sized company's shares may be more difficult to sell.

Emerging Markets Risk. To the extent that the Fund invests in emerging markets it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and more vulnerable to capital flight.

Secondary Risks

Pricing Risk. When price quotations for securities are not readily available or may be unreliable, the Fund determines their value by the method that most accurately reflects their current worth under procedures established by and under the general supervision of the Board of Directors. This procedure involves the risk that the values determined are higher or lower than the prices the securities might actually command if the Fund sold them. If the Fund has valued securities too highly, you may end up paying too much for Fund shares when you buy. If the Fund underestimates their price, you may not receive the full market value for your Fund shares when you sell.

Futures and Options Risk. Although not one of its principal investment strategies, the Fund may invest in futures, options and forward currency transactions which are types of derivatives. Risks associated with derivatives include:

 . the derivative is not well correlated with the security, index or currency for which it is acting as a substitute;

 . derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities;

 . the risk that the Fund cannot sell the derivative because of an illiquid secondary market; and

 . the risk that the derivatives transaction could expose the Fund to the effect of leverage, which could increase the Fund's exposure to the market and potential losses that it could have if it had not entered into these transactions.

There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Fund.

If the Fund invests in forwards, futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risk than stock investments.

IPO Risk. IPOs may be very volatile, rising and falling rapidly based, among other reasons, on investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified performance on the Fund so long as the Fund has a small asset base. The Fund may not experience a similar impact on its performance as its assets grow because it is unlikely the Fund will be able to obtain proportionately larger IPO allocations.

Euro Risk. On January 1, 1999, eleven countries of the European Economic and Monetary Union (EMU) began implementing a plan to replace their national currencies with a new currency, the euro. Full conversion to the euro is slated to occur by July 1, 2002.

Although it is impossible to predict the impact of conversion to the euro on the Fund, the risks may include:

 . changes in the relative strength and value of the US dollar or other major currencies;

 . adverse effects on the business or financial condition of European issuers that the Fund holds in its portfolio; and

 . unpredictable effects on trade and commerce generally.

These and other factors could increase volatility in financial markets worldwide and could adversely affect the value of securities held by the Fund.

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the Fund:

Thomas Korfgen, Senior Fund Manager, DWS International Portfolio Management GmbH and Lead Manager of the Fund.

 . Joined the Sub-Advisor in 1995. Prior to that, worked at Dresdner Bank.

 . Over 6 years of investment industry experience.

 . Degree in Economics from the University of Frankfurt and a Chartered European
  Financial Analyst (CEFA).

Klaus Kaldemorgen, Head of International Equities, DWS International Portfolio Management GmbH and Co-Manager of the Fund.

 . Joined the Sub-Advisor in 1982.

 . Over 18 years of investment industry experience.

 . Graduate degree in Economics from Johannes Gutenberg University (Germany).

ADDITIONAL PERFORMANCE INFORMATION--SIMILAR FUND

The Fund has no operating history prior to the date of this Prospectus.
However, the Fund's investment objective and
--------------------------------------------------------------------------------

A Detailed Look at the Global Financial Services Fund--Class A, B and C

policies are substantially similar to those of DWS Finanzwerte (`DWS Finanzwerte' or the `German Fund'), a mutual fund organized in Germany and managed by the same portfolio managers who manage the Fund. In managing the Fund, the Sub-Advisor will employ substantially the same investment policies and strategies.

The performance data below lists the prior performance of DWS Finanzwerte, not the prior performance of the Fund. DWS Finanzwerte has substantially the same investment objective and policies as the Fund. This performance should not be considered an indication of future performance of the Fund. The data presented represents past performance results. Past performance does not guarantee future results.

 Performance for Periods Ended December 31, 2000

                         Average Annual Returns
                                Since Inception
                     1 Year (November 30, 1998)
  DWS Finanzwerte
   (USD)
   (unaudited)        0.20%               9.45%
 ----------------------------------------------
  MSCI World Index
   (USD)/1/         -13.18%               6.38%
 ----------------------------------------------
  MSCI World
   Financials
   Index (USD)/2/    10.15%               9.58%
 ----------------------------------------------

 /1/The MSCI World Index is an
 unmanaged index representing 60% of
 the market capitalization of 20
 countries. The index does not
 factor in the costs of buying,
 selling and holding securities--
 costs which are reflected in the
 Fund's results.
 /2/The MSCI World Financials Index
 is an unmanaged index representing
 the Financials sector of the MSCI
 World Index. The index does not
 factor in the costs of buying,
 selling and holding securities--
 costs which are reflected in the
 Fund's results.

The performance information shown has been calculated in accordance with the Securities and Exchange Commission's standardized formula, but excludes the impact of any sales charges. If sales charges were reflected, performance would have been lower.

The performance information shown for DWS Finanzwerte is net of advisory fees and other expenses (after fee waivers and/or expense reimbursements) of Class A Shares of the Global Financial Services Fund. Additionally, the performance results reflect reinvestment of dividends and other earnings.

To the extent that the German fund is not a registered investment company under the laws of the United States, it is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. The German fund, however, is subject to certain limitations and requirements imposed by German law. Further, the German fund may hedge against currency risks applicable to German investors, while the Fund may hedge against currency risks applicable to US investors. Requiring the German fund to operate under the same circumstances applicable to the Fund may have affected the German fund's performance results.

--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
of the Global Biotechnology Fund--Class A, B and C

Goal: The Fund invests to maximize total return.

Core Strategy: The Fund invests primarily in equity securities of biotechnology companies of any size, located in the US and abroad.
INVESTMENT POLICIES AND STRATEGIES
The Fund seeks to achieve its goal by investing primarily in equity securities of companies that the Fund expects will benefit from their involvement in the biotechnology industry. These companies may be located in the US and abroad and may have operations in more than one country. Investments abroad will be substantially in developed countries. The biotechnology industry currently includes pharmaceutical, biochemical, medical/surgical, human health care and agricultural- and industrial-oriented companies.

The Fund uses both fundamental research and due diligence in looking for attractive investment opportunities in the biotechnology sector. The Fund seeks to identify and invest early in promising opportunities within the sector and generally pursues a `buy and hold' investment strategy.
--------------------------------------------------------------------------------

Global Biotechnology Fund--Class A, B and C

Overview of the Global Biotechnology Fund

Goal........................................................................  11
Core Strategy...............................................................  11
Investment Policies and Strategies..........................................  11
Principal Risks of Investing in the Fund....................................  12
Who Should Consider Investing in the Fund...................................  12
Fund Performance............................................................  13
Fund Fees and Expenses......................................................  13

A Detailed Look at the Global Biotechnology Fund

Objective...................................................................  15
Strategy....................................................................  15
Principal Investments.......................................................  15
Investment Process..........................................................  15
Other Investments...........................................................  16
Risks.......................................................................  16
Additional Performance Information--Similar Fund............................  18

--------------------------------------------------------------------------------

Overview of the Global Biotechnology Fund--Class A, B and C

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

 . Stocks held by the Fund could perform poorly.

 . The stock market could perform poorly in one or more of the countries in which the Fund invests.

Beyond the risks common to all stock investing, an investment in the Fund could also lose money or underperform alternative investments as a result of risks related to the Fund's investment style. For example:

 . Regulatory or technological change in the biotechnology industry may affect the Fund because it concentrates its investments in biotechnology companies. The Fund's value may fluctuate more than diversified investment portfolios.

 . Small and medium-sized company stock returns could trail stock market returns generally because of risks specific to small and medium-sized company investing such as greater share-price volatility and fewer buyers for shares in periods of economic or stock market stress.

 . Because the Fund invests in relatively few issuers, the performance of one or a small number of portfolio holdings can affect overall performance more than if the Fund were diversified.

Further, an investment in the Fund could also lose money or underperform alternative investments as a result of risks in the foreign countries in which the Fund invests. For example:

 . Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing their full value.

 . Since the Fund may invest a significant portion of its assets in a particular foreign country or geographic region, it could be particularly susceptible to the effects of political and economic developments in that country or region.

 . Foreign accounting and reporting standards differ from those in the US and could convey incomplete information when compared to information typically provided by US companies.

 . The currency of a country in which the Fund invests may decrease in value relative to the US dollar, which could affect the value of the investment itself to US investors. The Fund may seek to hedge against this risk.

 . Economies in countries with emerging securities markets are more volatile than those of developed countries and are subject to sudden reversals.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are seeking total return over the long term and you are willing to accept the short-term and long-term risks and uncertainties of investing in the common stocks of companies in the biotechnology industry located in the US and abroad. There is, of course, no guarantee that the Fund will realize its goal. You should not consider investing in the Fund if you are pursuing a short-term financial goal, seeking regular income and stability of principal or cannot tolerate fluctuations in the value of your investments.

This Prospectus describes Class A Shares, Class B Shares and Class C Shares of the Fund. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. (See the section entitled `Sales Charges'). The Fund offers shares through securities dealers and through financial institutions that act as shareholder servicing agents. You may also buy shares from the Fund directly through the Fund's Transfer Agent. The Fund also offers other classes with different fees, expenses and investment minimums.

The Fund itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities in the biotechnology sector in the US and abroad. Diversifying your investments may improve your long-term investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

                     Overview of the Global Biotechnology Fund--Class A, B and C


FUND PERFORMANCE

The Fund has no operating history prior to the date of this Prospectus. However, the Fund has an investment objective and policies that are substantially similar to those of a mutual fund organized in Germany and managed by the same portfolio managers who manage the Fund. See the section entitled `Additional Performance Information--Similar Fund' for more information.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Biotechnology Fund.
--------------------------------------------------------------------------------
/1/You will pay no sales charge on purchases of $1 million or more of Class A Shares, but you may pay a contingent deferred sales charge if you redeem your shares within two years after your purchase unless you are otherwise eligible for a sales charge waiver or reduction. (See the section entitled `Sales Charges--Redemption Price.')
/2/You will pay a contingent deferred sales charge if you redeem your shares within six years after your purchase. The amount of the charge declines over time and eventually reaches zero after six years. Seven years after your purchase, your Class B Shares will automatically convert to Class A Shares.
(See the section entitled `Sales Charges--Redemption Price.')
/3/You will pay a contingent deferred sales charge if you redeem your shares within one year after your purchase. (See the section entitled `Sales Charges-- Redemption Price.')
/4/Because the Fund has no operating history prior to the date of this Prospectus, these expenses are based on estimated amounts for the current fiscal year.
/5/Investment Company Capital Corp., in its capacity as Advisor and Administrator, has contractually agreed to waive its fees and/or reimburse expenses of the Fund through March 31, 2002, to the extent necessary to maintain the Fund's expense ratio at the level indicated as `Net Annual Fund Operating Expenses.'

 Shareholder Fees
 (fees paid directly from your investment)

                                            Class A        Class B        Class C
                                             Shares         Shares         Shares
                                            Initial       Deferred       Deferred
                                              Sales          Sales          Sales
                                             Charge         Charge         Charge
                                        Alternative    Alternative    Alternative

  Maximum Sales Charge (Load)
   Imposed on Purchases (as a
   percentage of offering price)              5.50%/1/        None           None
 ---------------------------------------------------------------------------------------
  Maximum Deferred Sales Charge
   (Load) (as a percentage of original
   purchase price or redemption
   proceeds, whichever is lower)              1.00%/1/       5.00%/2/       1.00%/3/
 ---------------------------------------------------------------------------------------
  Maximum Sales Charge (Load)
   Imposed on
   Reinvested
   Dividends                                   None           None           None
 ---------------------------------------------------------------------------------------
  Redemption Fee                               None           None           None
 ---------------------------------------------------------------------------------------
  Exchange Fee                                 None           None           None
 ---------------------------------------------------------------------------------------


 Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)

  Management Fees                             0.85%          0.85%          0.85%
 ---------------------------------------------------------------------------------------
  Distribution
   and/or Service
   (12b-1) Fees                               0.25%          0.75%          0.75%
 ---------------------------------------------------------------------------------------
  Other Expenses (including a 0.25%
   shareholder
   servicing fee
   for Class B and
   Class C Shares)/4/                         1.33%          1.58%          1.58%
 ---------------------------------------------------------------------------------------
  Total Annual
   Fund Operating
   Expenses                                   2.43%          3.18%          3.18%
 ---------------------------------------------------------------------------------------
  Less: Fee Waivers and/or Expense
   Reimbursements/5/                         (0.93%)        (0.93%)        (0.93%)
 ---------------------------------------------------------------------------------------
  Net Annual Fund Operating
   Expenses                                   1.50%          2.25%          2.25%
 ---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Overview of the Global Biotechnology Fund--Class A, B and C

Expense Example. You may use this hypothetical example to help you compare the cost of investing in each class of the Fund with other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and the fee waiver and/or expense reimbursement apply during the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs are indicated in the table to the right of this paragraph.

Federal regulations require that the table reflect the maximum sales charge. However, you may qualify for reduced sales charges or no sales charge at all. (See the section entitled `Sales Charges.') If you hold your shares for a long time, the combination of any initial sales charge you paid and the recurring 12b-1 fees may exceed the maximum sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc.

Expense Example


 You would pay the following expenses if you redeemed your shares at the end of each period:

                                         1 Year                                               3 Years

  Class A Shares                           $694                                                $1,182
 -------------------------------------------------------------------------------------------------------
  Class B Shares                           $728                                                $1,194
 -------------------------------------------------------------------------------------------------------
  Class C Shares                           $328                                                $  894
 -------------------------------------------------------------------------------------------------------


 You would pay the following expenses if you did not redeem your shares:

                                         1 Year                                               3 Years

  Class A Shares                           $694                                                $1,182
 -------------------------------------------------------------------------------------------------------
  Class B Shares                           $228                                                $  894
 -------------------------------------------------------------------------------------------------------
  Class C Shares                           $228                                                $  894
 -------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at the Global Biotechnology Fund--Class A, B and C

OBJECTIVE

The Fund invests to maximize total return. While the Advisors give priority to seeking the Fund's objective, they cannot offer any assurance of achieving the objective.

STRATEGY

The Fund seeks to maximize total return by investing primarily in equity securities of companies that the Fund expects will benefit from their involvement in the biotechnology industry. These companies may be located in the US and abroad and may have operations in more than one country. Substantially all of the Fund's investments abroad will be in developed countries. The Fund considers a company or issuer to be of a particular country if it is headquartered or has its primary operations there.

Biotechnology companies engage in the research, development, provision and/or manufacture of biotechnological products, services and processes. Such companies generally employ genetic engineering to develop new products and apply new and innovative processes. For example, such processes could be used to discover and develop diagnostic and therapeutic products and services. The biotechnology industry currently includes pharmaceutical, biochemical, medical/surgical, human health care, and agricultural- and industrial-oriented companies. Because of the rapid developments in the biotechnology industry, companies with new and different products and strategies will likely be included in the industry over time.

PRINCIPAL INVESTMENTS

Under normal market conditions, the Fund intends to invest primarily in equity or equity-related securities of biotechnology companies. Equity or equity-related securities include common stocks, preferred stocks, American Depositary Receipts and Global Depositary Receipts.

The Fund may invest in companies of varying market capitalizations. The Fund generally expects that its holdings will include securities of 40-60 companies, but the Fund is not limited in the number of its holdings.

The Fund may also participate in the Initial Public Offering (`IPO') market.

INVESTMENT PROCESS

The Fund uses both fundamental research and due diligence in looking for attractive investment opportunities in the global biotechnology sector. The Fund's fundamental research seeks to identify attractive companies for investment by considering a variety of factors, including whether such companies appear to be poised to develop and exploit new technologies or participate in growth markets, or have a clear strategy, a focus on profitability, or an established brand name. The Fund will also assess factors such as company management, market position, and quality of scientific research and clinical trials underlying the company's products or services. No one characteristic or factor is determinative, and the analysis may differ by company and region. The Fund's due diligence includes reviewing publicly available scientific and clinical data underlying the company's products or services and interviewing physicians and scientific experts on such subjects.

The Fund seeks to identify and invest early in promising opportunities within the biotechnology sector. For example, the Fund may invest in a company even before its product has been approved by applicable regulators, such as the US Food and Drug Administration, or is available for sale.

Generally, the Fund pursues a `buy and hold' investment strategy. However, the Fund will consider selling all or part of a security holding in circumstances the Advisors deem appropriate including:

 . the stock has reached an intermediate-term price objective, its outlook no longer seems sufficiently promising and a relatively more attractive stock emerges;

 . the issuer is experiencing deteriorating fundamentals or its fundamentals have changed substantially;

 . the company has experienced a fundamental shift in its core business processes and objectives; or

 . the Fund's portfolio needs to be rebalanced.
--------------------------------------------------------------------------------

A Detailed Look at the Global Biotechnology Fund--Class A, B and C


OTHER INVESTMENTS

The Fund may invest in various instruments commonly known as `derivatives' to protect its assets or increase its exposure to an asset class. The Fund primarily uses futures, options and forward currency transactions. The Advisors may use derivatives in circumstances where they believe derivatives offer an economical means of gaining exposure to a particular asset class. The Fund may also invest in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Temporary Defensive Position. To reduce the Fund's risk under adverse market conditions, the Advisors may make temporary defensive investments in cash or money market instruments, as the Advisors deem appropriate. The Fund may have cash positions of up to 100%. While engaged in a temporary defensive strategy, the Fund may not achieve its investment objective. The Advisors would follow such a strategy only if they believed the risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.

RISKS

Set forth below are some of the prominent risks associated with international investing, as well as investing in general. Although the Advisors attempt both to assess the likelihood that these risks may actually occur and to limit them, the Advisors cannot guarantee that they will succeed.

Primary Risks

Market Risk. Although individual stocks can outperform their local markets, deteriorating market conditions might cause an overall weakness in the stock prices of an entire market, including the stocks held by the Fund.

Stock Selection Risk. A risk that pervades all investing is the risk that the securities held by the Fund will decline in value.

Concentration Risk. The Fund concentrates its investments in biotechnology companies. As a result, market price movements, regulatory or technological changes, or economic conditions affecting companies in this field will have a significant impact on the Fund's performance.
--------------------------------------------------------------------------------
Generally, a derivative is a financial arrangement that derives its value from a traditional security (like a stock or bond) asset or index.

Futures and options may be used as low-cost methods for gaining exposure to a particular securities market without investing directly in those securities.

Forward currency transactions are the purchase or sale of a foreign currency at an exchange rate established now, but with payment and delivery at a specified future time. Forward currency transactions may be used in an attempt to hedge against currency losses, or, where possible, to add to investment returns.

Non-Diversification Risk. The Fund is non-diversified. This means that it may invest in securities of a relatively limited number of issuers. Thus, the overall performance of one or a small number of portfolio holdings can affect the overall performance more than if the Fund were diversified.

Foreign Investing Risk. From time to time, foreign capital markets have exhibited more volatility than those in the US. Trading stocks on some foreign exchanges is inherently more difficult than trading in the US for reasons including:

 . Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits. While these political risks have not occurred recently in the major countries in which the Fund invests, they may in the future.

 . Information Risk. Financial reporting standards for companies based in foreign markets differ from those in the United States and may present an incomplete or misleading picture of a foreign company compared to US standards.

 . Liquidity Risk. Stocks that trade infrequently or in low volumes can be more difficult or more costly to buy or sell than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches our estimate of its value.

 . Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

 . Currency Risk. The Fund invests in foreign securities denominated in foreign currencies. This creates the possibility that changes in foreign exchange rates will affect the US dollar value of foreign securities or the US dollar amount of income or gain received on these securities.

Regional Focus Risk. Focusing on a single country or region involves increased currency, political, regulatory and other risks. To the extent the Fund concentrates its investments in a particular country or region, market swings in such a targeted country or region will be likely to have a greater effect on Fund performance than they would in a more geographically diversified fund.

Small and Medium-Sized Company Risk. To the extent the Fund invests in small and medium-sized companies, it will be
--------------------------------------------------------------------------------

             A Detailed Look at the Global Biotechnology Fund--Class A, B and C

more susceptible to share price fluctuations--down as well as up--than the stocks of larger companies. A shortage of reliable information--the same information gap that creates opportunity--can also pose added risk. Industry-wide reversals may have a greater impact on small and medium-sized companies since they lack a large company's financial resources. Finally, stocks of small and medium-sized companies are typically less liquid than stocks of large companies. Particularly when they are performing poorly, a small or medium-sized company's shares may be more difficult to sell.

Secondary Risks

Pricing Risk. When price quotations for securities are not readily available or may be unreliable, the Fund determines their value by the method that most accurately reflects their current worth under procedures established by and under the general supervision of the Board of Directors. This procedure involves the risk that the values determined are higher or lower than the prices the securities might actually command if the Fund sold them. If the Fund has valued securities too highly, you may end up paying too much for Fund shares when you buy. If the Fund underestimates their price, you may not receive the full market value for your Fund shares when you sell.

Futures and Options Risk. Although not one of its principal investment strategies, the Fund may invest in futures, options and forward currency transactions, which are types of derivatives. Risks associated with derivatives include:

 . the derivative is not well correlated with the security, index or currency for which it is acting as a substitute;

 . derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities;

 . the risk that the Fund cannot sell the derivative because of an illiquid secondary market; and

 . the risk that the derivatives transaction could expose the Fund to the effect of leverage, which could increase the Fund's exposure to the market and potential losses that it could have if it had not entered into the transactions.

There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Fund.

If the Fund invests in forwards, futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risk than stock investments.

IPO Risk. IPOs may be very volatile, rising and falling rapidly based, among other reasons, on investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified performance on the Fund so long as the Fund has a small asset base. The Fund may not experience a similar impact on its performance as its assets grow because it is unlikely the Fund will be able to obtain proportionately larger IPO allocations.

Euro Risk. On January 1, 1999, eleven countries of the European Economic and Monetary Union (EMU) began implementing a plan to replace their national currencies with a new currency, the euro. Full conversion to the euro is slated to occur by July 1, 2002.

Although it is impossible to predict the impact of conversion to the euro on the Fund, the risks may include:

 . changes in the relative strength and value of the US dollar or other major currencies;

 . adverse effects on the business or financial condition of European issuers that the Fund holds in its portfolio; and

 . unpredictable effects on trade and commerce generally.

These and other factors could increase volatility in financial markets worldwide and could adversely affect the value of securities held by the Fund.

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the Fund:

Michael Sistenich, Head of Healthcare Equities, DWS International Portfolio Management GmbH and Lead Manager of the Fund.

 . Joined the Sub-Advisor in 1997.

 . Over 4 years investment industry experience.

 . BSc. in Biochemistry from Oxford University (UK), with research in areas of Cancer and Multi-drug resistance.

Klaus Kaldemorgen, Head of International Equities, DWS International Portfolio Management GmbH and Co-Manager of the Fund.

 . Joined the Sub-Advisor in 1982.

 . Over 18 years of investment industry experience.

 . Graduate degree in Economics from Johannes Gutenberg University (Germany).

Chi-Tran Brandli, Fund Manager, DWS International Portfolio Management GmbH and Co-Manager of the Fund.

 . Joined the Sub-Advisor in 2000.
-------------------------------------------------------------------------------

A Detailed Look at the Global Biotechnology Fund--Class A, B and C


 . Prior to that, Financial Analyst, Parnassus Investment in San Francisco,
  1998.

 . BA in Microbiology and Immunology, University of California-Berkeley.

 . Masters Degree in Economics/Finance, University of St. Gallen (Switzerland).

 . Research in Molecular Biology, University of California-San Francisco,
  Stanford University, and the Swiss Federal Institute of Technology.

Dr. Sebastian Virchow, Fund Manager, DWS International Portfolio Management GmbH and Co-Manager of the Fund.

 . Joined the Sub-Advisor in 2000.

 . Dr. Med., Ludwig-Maximilian-University, Munich (Germany).

 . 7 years research experience in Pharmacology and Urology, University of Essen
  (Germany).

ADDITIONAL PERFORMANCE INFORMATION-- SIMILAR FUND

The Fund has no operating history prior to the date of this Prospectus. However, the Fund's investment objective and policies are substantially similar to those of DWS Biotech-Atkien Typ O (`DWS Biotech-Atkien Typ O' or the `German Fund'), a mutual fund organized in Germany and managed by the same portfolio managers who manage the Fund. In managing the Fund, the Sub-Advisor will employ substantially the same investment policies and strategies.

The performance data below lists the prior performance of DWS Biotech-Atkien Typ O, not the prior performance of the Fund. DWS Biotech-Atkien Typ O has substantially the same investment objective and policies of the Fund. This performance should not be considered an indication of future performance of the Fund. The data presented represents past performance results. Past performance does not guarantee future results.

 Performance for Periods Ended December 31, 2000

                        Average Annual Returns
                               Since Inception
                      1 Year (August 31, 1999)
  DWS Biotech-
   Atkien Typ O
   (USD) (unaudited)  46.21%            74.17%
 ---------------------------------------------
  MSCI World
   Index/1/          -13.18%             0.35%
 ---------------------------------------------
  MSCI Bio-
   Technology
   Select Index/2/    53.45%            72.90%
 ---------------------------------------------

 /1/The MSCI World Index is an unmanaged index representing 60% of the market capitalization of 20 countries. The index does not factor in the costs of buying, selling and holding securities--costs which are reflected in the Fund's results.
 /2/The MSCI Bio-Technology Select Index is an unmanaged index composed of 40 of the largest biotech securities that have an annual average daily trading volume of at least $10 million (USD). The index does not factor in the costs of buying, selling and holding securities--costs which are reflected in the Fund's results.

The performance information shown has been calculated in accordance with the Securities and Exchange Commission's standardized formula, but excludes the impact of any sales charges. If sales charges were reflected, performance would have been lower.

The performance information shown for DWS Biotech-Atkien Typ O is net of advisory fees and other expenses (after fee waivers and/or expense reimbursements) of Class A Shares of the Global Biotechnology Fund. Additionally, the performance results reflect reinvestment of dividends and other earnings.

To the extent that the German fund is not a registered investment company under the laws of the United States, it is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. The German fund, however, is subject to certain limitations and requirements imposed by German law. Further, the German fund may hedge against currency risks applicable to German investors, while the Fund may hedge against currency risks applicable to US investors. Requiring the German fund to operate under the same circumstances applicable to the Fund may have affected the German fund's performance results.

--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
of the Global Technology Fund--Class A, B and C

Goal: The Fund invests to maximize total return.
Core Strategy: The Fund invests primarily in equity securities of technology companies of any size, located in the US and abroad.

INVESTMENT POLICIES AND STRATEGIES
The Fund seeks to identify technology companies with attractive long-term growth potential and the ability to increase market share and profits in a sustainable manner. These companies may be located in the US and abroad and may have operations in more than one country. Investments abroad will be primarily in developed countries, but may also include emerging market countries. The
Fund will seek investment opportunities in industries such as computers, software, communications, healthcare technology, electronics, and other technology-related industries.
--------------------------------------------------------------------------------

Global Technology Fund--Class A, B and C

Overview of the Global Technology Fund

Goal.......................................................................  19
Core Strategy..............................................................  19
Investment Policies and Strategies.........................................  19
Principal Risks of Investing in the Fund...................................  20
Who Should Consider Investing in the Fund..................................  20
Fund Performance...........................................................  21
Fund Fees and Expenses.....................................................  21

A Detailed Look at the Global Technology Fund

Objective...................................................................  23
Strategy....................................................................  23
Principal Investments.......................................................  23
Investment Process..........................................................  23
Other Investments...........................................................  23
Risks.......................................................................  24
Additional Performance Information--Similar Fund............................  26

--------------------------------------------------------------------------------

Overview of the Global Technology Fund--Class A, B and C


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

 . Stocks held by the Fund could perform poorly.

 . The stock market could perform poorly in one or more of the countries in which the Fund invests.

Beyond the risks common to all stock investing, an investment in the Fund could also lose money or underperform alternative investments as a result of risks related to the Fund's investment style. For example:

 . Regulatory or technological change in the technology industry may affect the Fund because it concentrates its investments in technology companies. The Fund's value may fluctuate more than diversified investment portfolios.

 . Small and medium-sized company stock returns could trail stock market returns generally because of risks specific to small and medium-sized company investing such as greater share-price volatility and fewer buyers for shares in periods of economic or stock market stress.

 . Because the Fund invests in relatively few issuers, the performance of one or a small number of portfolio holdings can affect overall performance more than if the Fund were diversified.

Further, an investment in the Fund could also lose money or underperform alternative investments as a result of risks in the foreign countries in which the Fund invests. For example:

 . Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing their full value.

 . Since the Fund may invest a significant portion of its assets in a particular foreign country or geographic region, it could be particularly susceptible to the effects of political and economic developments in that country or region.

 . Foreign accounting and reporting standards differ from those in the US and could convey incomplete information when compared to information typically provided by US companies.

 . The currency of a country in which the Fund invests may decrease in value relative to the US dollar, which could affect the value of the investment itself to US investors. The Fund may seek to hedge against this risk.

 . Economies in countries with emerging securities markets are more volatile than those of developed countries and are subject to sudden reversals.

WHO SHOULD CONSIDER INVESTING
IN THE FUND

You should consider investing in the Fund if you are seeking total return over the long term and you are willing to accept the short-term and long-term risks and uncertainties of investing in the common stocks of companies in the technology industry located in the US and abroad. There is, of course, no guarantee that the Fund will realize its goal. You should not consider investing in the Fund if you are pursuing a short-term financial goal, seeking regular income and stability of principal or cannot tolerate fluctuations in the value of your investments.

This Prospectus describes Class A Shares, Class B Shares and Class C Shares of the Fund. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. (See the section entitled `Sales Charges'). The Fund offers shares through securities dealers and through financial institutions that act as shareholder servicing agents. You may also buy shares from the Fund directly through the Fund's Transfer Agent. The Fund also offers other classes with different fees, expenses and investment minimums.

The Fund itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities in the technology industry located in the US and abroad. Diversifying your investments may improve your long-term investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

                        Overview of the Global Technology Fund--Class A, B and C


FUND PERFORMANCE

The Fund has no operating history prior to the date of this Prospectus. However, the Fund has an investment objective and policies that are substantially similar to those of a mutual fund organized in Germany and is managed by the same portfolio managers who manage the Fund. See the section entitled `Additional Performance Information--Similar Fund' for more information.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Technology Fund.

--------------------------------------------------------------------------------
/1/ You will pay no sales charge on purchases of $1 million or more of Class A Shares, but you may pay a contingent deferred sales charge if you redeem your shares within two years after your purchase unless you are otherwise eligible for a sales charge waiver or reduction. (See the section entitled `Sales Charges--Redemption Price.')
/2/ You will pay a contingent deferred sales charge if you redeem your shares within six years after your purchase. The amount of the charge declines over time and eventually reaches zero after six years. Seven years after your purchase, your Class B Shares will automatically convert to Class A Shares.
(See the section entitled `Sales Charges--Redemption Price.')
/3/ You will pay a contingent deferred sales charge if you redeem your shares within one year after your purchase. (See the section entitled `Sales Charges-- Redemption Price.')
/4/ Because the Fund has no operating history prior to the date of this Prospectus, these expenses are based on estimated amounts for the current fiscal year.
/5/ Investment Company Capital Corp., in its capacity as Advisor and Administrator, has contractually agreed to waive its fees and/or reimburse expenses of the Fund through March 31, 2002, to the extent necessary to maintain the Fund's expense ratio at the level indicated as `Net Annual Fund Operating Expenses.'

 Shareholder Fees
 (fees paid directly from your investment)

                                            Class A        Class B        Class C
                                             Shares         Shares         Shares
                                            Initial       Deferred       Deferred
                                              Sales          Sales          Sales
                                             Charge         Charge         Charge
                                        Alternative    Alternative    Alternative

  Maximum Sales Charge (Load)
   Imposed on Purchases (as a
   percentage of offering price)              5.50%/1/        None           None
 --------------------------------------------------------------------------------------
  Maximum Deferred Sales Charge
   (Load) (as a percentage of original
   purchase price or redemption
   proceeds, whichever is lower)              1.00%/1/       5.00%/2/       1.00%/3/
 --------------------------------------------------------------------------------------
  Maximum Sales Charge (Load)
   Imposed on
   Reinvested
   Dividends                                   None           None           None
 --------------------------------------------------------------------------------------
  Redemption Fee                               None           None           None
 --------------------------------------------------------------------------------------
  Exchange Fee                                 None           None           None
 --------------------------------------------------------------------------------------


 Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)

  Management Fees                             0.85%          0.85%          0.85%
 --------------------------------------------------------------------------------------
  Distribution
   and/or Service
   (12b-1) Fees                               0.25%          0.75%          0.75%
 --------------------------------------------------------------------------------------
  Other Expenses (including a 0.25%
   shareholder servicing fee for
   Class B and
   Class C Shares)/4/                         1.33%          1.58%          1.58%
 --------------------------------------------------------------------------------------
  Total Annual
   Fund Operating
   Expenses                                   2.43%          3.18%          3.18%
 --------------------------------------------------------------------------------------
  Less: Fee Waivers and/or Expense
   Reimbursements/5/                         (0.93%)        (0.93%)        (0.93%)
 --------------------------------------------------------------------------------------
  Net Annual Fund
   Operating
   Expenses                                   1.50%          2.25%          2.25%
 --------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Overview of the Global Technology Fund--Class A, B and C


Expense Example. You may use this hypothetical example to help you compare the cost of investing in each class of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and the fee waiver and/or expense reimbursement apply during the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs are indicated in the table to the right of this paragraph.

Federal regulations require that the table reflect the maximum sales charge. However, you may qualify for reduced sales charges or no sales charge at all. (See the section entitled `Sales Charges.') If you hold your shares for a long time, the combination of any initial sales charge you paid and the recurring 12b-1 fees may exceed the maximum sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc.

Expense Example


 You would pay the following expenses if you redeemed your shares at the end of each period:

                                         1 Year                                               3 Years

  Class A Shares                           $694                                                $1,182
 --------------------------------------------------------------------------------------------------------
  Class B Shares                           $728                                                $1,194
 --------------------------------------------------------------------------------------------------------
  Class C Shares                           $328                                                $  894
 --------------------------------------------------------------------------------------------------------


 You would pay the following expenses if you did not redeem your shares:

                                         1 Year                                               3 Years

  Class A Shares                           $694                                                $1,182
 --------------------------------------------------------------------------------------------------------
  Class B Shares                           $228                                                $  894
 --------------------------------------------------------------------------------------------------------
  Class C Shares                           $228                                                $  894
 --------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at the Global Technology Fund--Class A, B and C

OBJECTIVE

The Fund invests to maximize total return. While the Advisors give priority to seeking the Fund's objective, they cannot offer any assurance of achieving the objective.

STRATEGY

The Fund seeks to maximize total return by investing primarily in equity securities of technology companies of all market capitalizations. These companies may be located in the US and abroad and may have operations in more than one country. The Fund invests primarily in developed countries, but may also invest in emerging market countries. The Fund tends to have a heavier weighting of its assets in Europe, Japan, and the United States, although this may change. The Fund considers a company or issuer to be of a particular country if it is headquartered or has its primary operations there.

Technology companies are companies involved in the development, research and production, distribution and sales of technology products and services. These may include computers and computer peripherals, software, electronic components and systems, communications equipment and services, semiconductors and capital equipment, media and information services, Internet, pharmaceuticals, biomedical and medical technology and other technology-related industries.

PRINCIPAL INVESTMENTS

Under normal market conditions, the Fund intends to invest primarily in equity or equity-related securities of technology companies. Equity or equity-related securities include common stocks, preferred stocks, American Depositary Receipts and Global Depositary Receipts.

The Fund may invest in companies of varying market capitalizations. The Fund generally expects that its average portfolio holdings will include securities of 60-100 companies, but the Fund is not limited in the number of its holdings.

The Fund may also participate in the Initial Public Offering (`IPO') market.

INVESTMENT PROCESS

The Fund seeks to identify technology companies with attractive long-term growth potential and the ability to increase market share and profits in a sustainable manner.

The Fund uses a qualitative technique and, to a lesser extent, a quantitative technique when it analyzes companies for investment. The Fund's qualitative technique involves examining a company's technology, management, business model, market potential and competitors. The Fund's quantitative technique involves examining a company's revenue growth rate, quality of balance sheet, return on equity, price-to-earnings and price-to-book ratios, and market capitalization relative to sales.

The Fund will attempt to modify portfolio composition to benefit from changing relative performance among various industries affected by new or emerging technologies. The Fund will consider selling all or part of a security holding in circumstances that the Advisors deem appropriate including:

 . the company is experiencing deteriorating fundamentals or changes in management;

 . a relatively more attractive stock emerges;

 . the industry in which the company operates is undergoing a shift in focus or industry dynamics (this may include changing government regulation or maturing of technology in an industry); or

 . the Fund's portfolio needs to be rebalanced.

OTHER INVESTMENTS

The Fund may invest in various instruments commonly known as `derivatives' to protect its assets or increase its exposure to an asset class. The Fund primarily uses futures, options and forward currency transactions. The Advisors may use derivatives in circumstances where they believe derivatives offer an economical means of gaining exposure to a particular asset class. The Fund may also invest in derivatives to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

--------------------------------------------------------------------------------
Generally, a derivative is a financial arrangement that derives its value from a traditional security (like a stock or bond) asset or index.

Futures and options may be used as low-cost methods for gaining exposure to a particular securities market without investing directly in those securities.

Forward currency transactions are the purchase or sale of a foreign currency at an exchange rate established now, but with payment and delivery at a specified future time. Forward currency transactions may be used in attempt to hedge against currency losses, or, where possible, to add to investment returns.
--------------------------------------------------------------------------------

A Detailed Look at the Global Technology Fund--Class A, B and C


Temporary Defensive Position. To reduce the Fund's risk under adverse market conditions, the Advisors may make temporary defensive investments in cash or money market instruments, as the Advisors deem appropriate. The Fund may have cash positions of up to 100%. While engaged in a temporary defensive strategy, the Fund may not achieve its investment objective. The Advisors would follow such a strategy only if they believed the risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.

RISKS

Set forth some of the prominent risks associated with international investing, as well as investing in general. Although the Advisors attempt both to assess the likelihood that these risks may actually occur and to limit them, the Advisors cannot guarantee that they will succeed.

Primary Risks

Market Risk. Although individual stocks can outperform their local markets, deteriorating market conditions might cause an overall weakness in the stock prices of an entire market, including stocks held by the Fund.

Stock Selection Risk. A risk that pervades all investing is the risk that the securities held by the Fund portfolio will decline in value.

Concentration Risk. The Fund concentrates its investments in technology sector companies. As a result, market price movements, regulatory or technological changes, or economic conditions affecting companies in this sector will have a significant impact on the Fund's performance.

Non-Diversification Risk. The Fund is non-diversified. This means that it may invest in securities of a relatively limited number of issuers. Thus, the performance of one or a small number of portfolio holdings can affect the overall performance more than if the Fund were diversified.

Foreign Investing Risk. From time to time, foreign capital markets have exhibited more volatility than those in the United States. Trading stocks on some foreign exchanges is inherently more difficult than trading in the US for reasons including:

 . Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits. While these political risks have not occurred recently in the major countries in which the Fund invests, they may in the future.

 . Information Risk. Financial reporting standards for companies based in foreign markets differ from those in the US and may present an incomplete or misleading picture of a foreign company compared to US standards.

 . Liquidity Risk. Stocks that trade infrequently or in low volumes can be more difficult or more costly to buy or sell than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches our estimate of its value.

 . Regulatory Risk. There is generally less government regulation of foreign markets, companies, and securities dealers than in the US.

 . Currency Risk. The Fund invests in foreign securities denominated in foreign currencies. This creates the possibility that changes in foreign exchange rates will affect the US dollar value of foreign securities or the US dollar amount of income or gain received on these securities.

Regional Focus Risk. Focusing on a single country or region involves increased currency, political, regulatory, and other risks. To the extent the Fund concentrates its investments in a particular country or region, market swings in such a targeted country or region will be likely to have a greater effect on Fund performance than they would in a more geographically diversified fund.

Small and Medium-Sized Company Risk. To the extent the Fund invests in small and medium-sized companies, it will be more susceptible to share price fluctuations--down as well as up--than stocks of larger companies. A shortage of reliable information--the same information gap that creates opportunity--can also pose added risk. Industry-wide reversals may have a greater impact on small and medium-sized companies since they lack a large company's financial resources. Finally, stocks of small and medium-sized companies are typically less liquid than stocks of large companies. Particularly when they are performing poorly, a small company's shares may be more difficult to sell.

Emerging Markets Risk. To the extent that the Fund invests in emerging markets, it may face higher political, information and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of
--------------------------------------------------------------------------------

                A Detailed Look at the Global Technology Fund--Class A, B and C

emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and more vulnerable to capital flight.

Secondary Risks

Pricing Risk. When price quotations for securities are not readily available or may be unreliable, the Fund determines their value by the method that most accurately reflects their current worth under procedures established by and under the general supervision of the Board of Directors. This procedure involves, the risk that the values determined are higher or lower than the prices the securities might actually command if the Fund sold them. If the Fund has valued securities too highly, you may end up paying too much for Fund shares when you buy. If the Fund underestimates their price, you may not receive the full market value for your Fund shares when you sell.

Futures and Options Risk. Although not one of its principal investment strategies, the Fund may invest in futures, options and forward currency transactions, which are types of derivatives. Risks associated with derivatives include:

 . the derivative is not well correlated with the security, index or currency for which it is acting as a substitute;

 . derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities;

 . the risk that the Fund cannot sell the derivative because of an illiquid secondary market; and

 . the risk that the derivatives transaction could expose the Fund to the effect of leverage, which could increase the Fund's exposure to the market and potential losses that it could have if it had not entered into these transactions.

There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the Fund.

If the Fund invests in forwards, futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risk than stock investments.

IPO Risk. IPOs may be very volatile, rising and falling rapidly based, among other reasons, on investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified performance on the Fund so long as the Fund has a small asset base. The Fund may not experience a similar impact on its performance as its assets grow because it is unlikely the Fund will be able to obtain proportionately larger IPO allocations.

Euro Risk. On January 1, 1999, eleven countries of the European Economic and Monetary Union (EMU) began implementing a plan to replace their national currencies with a new currency, the euro. Full conversion to the euro is slated to occur by July 1, 2002.

Although it is impossible to predict the impact of conversion to the euro on the Fund, the risks may include:

 . changes in the relative strength and value of the US dollar or other major currencies;

 . adverse effects on the business or financial condition of European issuers that the Fund holds in its portfolio; and

 . unpredictable effects on trade and commerce generally.

These and other factors could increase volatility in financial markets worldwide and could adversely affect the value of securities held by the Fund.

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the Fund:

Walter Holick, Senior Fund Manager and Strategist, DWS International Portfolio Management GmbH and Lead Manager of the Fund.

 . Joined the Sub-Advisor in 1990.

 . Degree in Business, University of Frankfurt (Germany).

 .  Master in Social Sciences (Money, Banking and Finance), Univ. of Birmingham
   (UK).

Klaus Kaldemorgen, Head of International Equities, DWS International Portfolio Management GmbH and Co-Manager of the Fund.

 .  Joined the Sub-Advisor in 1982.

 .  Over 18 years of investment industry experience.

 .  Graduate degree in Economics from Johannes Gutenberg University (Germany).

Ralf Oberbannscheidt, Fund Manager, DWS International Portfolio Management GmbH and Co-Manager of the Fund.

 .  Joined the Sub-Advisor in 1999.

 .  Prior to that, SE Banken, Luxembourg, 1998 to 1999.

 .  MBA in International Business and Finance, Monterey Institute of
   International Studies.
-------------------------------------------------------------------------------

A Detailed Look at the Global Technology Fund--Class A, B and C


 .  Degree in International Management, University of Trier (Germany).

Frederic Fayolle, Fund Manager, DWS International Portfolio Management GmbH and Co-Manager of the Fund.

 .  Joined the Sub-Advisor in 2000.

 .  Prior to that, Senior Business Analyst, Philips Electronics, 1992 to 2000.

 .  Joint MS in Industrial Engineering, Ecole Centrale Paris (France) and
   University of Michigan; MBA in Finance (high honors), University of
   Michigan.

 .  Ten years electronics industry experience in the US.

ADDITIONAL PERFORMANCE INFORMATION--SIMILAR FUND

The Fund has no operating history prior to the date of this Prospectus. However, the Fund's investment objective and policies are substantially similar to those of DWS-- Technologiefonds (`DWS--Technologiefonds' or the `German Fund'), a mutual fund organized in Germany and managed by the same portfolio managers who manage the Fund. In managing the Fund, the Sub-Advisor will employ substantially the same investment policies and strategies.

The performance data below lists the prior performance of DWS-- Technologiefonds, not the prior performance of the Fund. DWS--Technologiefonds has substantially the same investment objective and policies of the Fund. This performance should not be considered an indication of future performance of the Fund. The data presented represents past performance results. Past performance does not guarantee future results.

The performance information shown has been calculated in accordance with the Securities and Exchange Commission's standardized formula, but excludes the impact of any sales charges. If sales charges were reflected, performance would have been lower.

The performance information shown for DWS--Technologiefonds is net of advisory fees and other expenses (after fee waivers and/or expense reimbursements) of Class A Shares of the Global Technology Fund. Additionally, the performance results reflect reinvestment of dividends and other earnings.

To the extent that the German fund is not a registered investment company under the laws of the United States, it is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. The German fund, however, is subject to certain limitations and requirements imposed by German law. Further, the German fund may hedge against currency risks applicable to German investors, while the Fund may hedge against currency risks applicable to US investors. Requiring the German fund to operate under the same circumstances applicable to the Fund may have affected the German fund's performance results.


 Performance for Periods Ended December 31, 2000

                                                       Average Annual Returns
                                                              Since Inception
                           1 Year 3 Years 5 Years 10 Years (October 31, 1983)
  DWS-- Technologiefonds
  (USD) (unaudited)       -28.94%  23.48%  17.36%   13.76%              9.58%
 ----------------------------------------------------------------------------
  MSCI World Index
  (USD)/1/                -13.18%  10.49%  12.12%   11.93%             13.86%
 ----------------------------------------------------------------------------
  MSCI World Information
  Technology Index
  (USD)/2/                -41.72%  25.26%  25.48%   N/A/2/             N/A/2/
 ----------------------------------------------------------------------------

 /1/The MSCI World Index is an unmanaged index representing 60% of the market capitalization of 20 countries. The index does not factor in the costs of buying, selling and holding securities--costs which are reflected in the
 Fund's results.
 /2/The MSCI World Information Technology Index is an unmanaged index representing the Information Technology Sector of the MSCI World Index. The index does not factor in the costs of buying, selling and holding securities-- costs which are reflected in the Fund's results. Data for the MSCI World Information Technology Index is available only for periods subsequent to December 31, 1994.
--------------------------------------------------------------------------------

Information
--------------------------------------------------------------------------------
concerning all Funds

MANAGEMENT OF THE FUNDS

Board of Directors. A Board of Directors supervises each Fund's activities on behalf of the Fund's shareholders.

Investment Advisors. Investment Company Capital Corp. (`ICCC' or the `Advisor') is the investment advisor and DWS International Portfolio Management GmbH (`DWS International' or `Sub-Advisor') is the sub-advisor to each of the Funds. (ICCC and DWS International collectively are referred to as the `Advisors'.) The address for ICCC is One South Street, Baltimore, Maryland 21202. The address for DWS International is Grueneburgweg 113-115, 60323 Frankfurt am Main, Germany. ICCC is also the investment advisor to other mutual funds in the Deutsche Asset Management family of funds. These funds had approximately $12 billion of net assets as of December 31, 2000.

ICCC is responsible for supervising and managing all of the Funds' operations, including overseeing the performance of DWS International. DWS International is responsible for decisions to buy and sell securities for the Funds, for broker-dealer selection, and for negotiation of commission rates.

As compensation for its services, ICCC is entitled to receive an annualized advisory fee (based upon the Fund's average daily net assets) in accordance with the following schedule:

                       Global
                    Financial        Global     Global
                     Services Biotechnology Technology
                         Fund          Fund       Fund

  First $250
   million              0.75%         0.85%      0.85%
 -----------------------------------------------------
  Next $250
   million              0.70%         0.80%      0.80%
 -----------------------------------------------------
  Portion
   exceeding $500
   million              0.65%         0.75%      0.75%
 -----------------------------------------------------

This fee will be computed daily and paid monthly. ICCC compensates DWS International out of its advisory fee.

Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail, private and commercial banking, investment banking and insurance. ICCC and DWS International are indirect wholly owned subsidiaries of Deutsche Bank AG.

DWS International is a direct wholly owned subsidiary of Deutsche Asset Management Europe GmbH (`DeAM Europe'). DWS Investment GmbH (`DWS Investment') is also a direct wholly owned subsidiary of DeAM Europe. The portfolio managers for the Funds are also portfolio managers for DWS Investment.

Other DeAM Europe subsidiaries include subsidiaries based in Luxembourg, Austria, Switzerland, France, Poland and Italy. DeAM Europe and its subsidiaries are known in the financial markets as `DWS Group', an Investment Group of Deutsche Bank.

DeAM Europe subsidiaries have been widely recognized in Europe for the investment performance of the funds they manage. For example, DWS Group has received numerous awards from Standard and Poor's S&P/Micropal for the performance of its mutual funds company as a whole as well as the performance of both its individual funds and portfolio managers.

In Germany, these awards include: 2000, best-performing mutual fund company for five-year period; 1999, best-performing mutual fund company for one- and five-year periods; 1998, best-performing mutual fund company for one-, three- and five-year periods; 1997, best-performing mutual fund company for three- and five-year periods; 1996, best-performing mutual fund company for three- and five-year periods; 1995, best-performing mutual fund company for one-, three- and five-year periods; and 1994, best-performing mutual fund company for one-, three- and five-year periods. For the year 2000, these awards were given to fund managers with above-average performance and at least 15 funds (including those that invest in European and North American equities) registered for sale in Germany.

DWS Group was also named by S&P/Micropal as the `best-performing mutual fund company' in three other European countries: Austria (2000, five- and 10-year period; 1999, one-, five- and 10-year periods, 1998, three- and five-year periods); France (2000, five-year period, 1999, one-, five- and 10-year periods, 1997, five-year period); and Switzerland (2000, five-year period). Deutsche Asset Management (United Kingdom) was also named the `best-performing unit trust/OEIC company' in the United Kingdom in 1999 for the one- and five-year periods.

--------------------------------------------------------------------------------

Information Concerning all Funds

In March 2000, S&P/Micropal selected Klaus Kaldemorgen, an 18-year veteran of DWS Group and its head of international equities, as its `best international asset manager' for the second year in a row. At the same time, S&P/Micropal honored the DWS Vermogensbildungsfonds I fund, a mutual fund that invests internationally in promising sectors and corporations, as its `best international equity fund,' also for the second consecutive year.

ORGANIZATIONAL STRUCTURE

The Funds are organized as series of an open-end investment company that is organized as a Maryland corporation. Each Fund currently invests its assets directly in securities. In the future, upon approval by a majority vote of the Board of Directors, each Fund may be reorganized into a master-feeder structure. Each Fund would then become a `feeder fund' investing all of its assets in a corresponding `Master Portfolio.' Should the Directors approve the reorganization, each Fund and its Master Portfolio would have the same investment objective.

ADMINISTRATOR

ICCC provides administration services to the Funds. ICCC supervises the day-to-day operations of the Funds, including the preparation of registration statements, proxy materials, shareholder reports, compliance with all requirements of securities laws in the states in which shares are distributed and, subject to the supervision of the Funds' Board of Directors, oversight of the relationship between the Funds and their other service providers. ICCC is also the Funds' transfer and dividend disbursing agent and provides accounting services to the Funds.

CALCULATING A FUND'S SHARE PRICE

The price you pay when you buy shares or receive when you redeem shares is based on a Fund's net asset value per share. When you buy Class A Shares of any Fund, the price you pay may be increased by a sales charge. When you redeem any class of shares, the amount you receive may be reduced by a sales charge. See the section entitled `Sales Charges' for details on how and when these charges may or may not be imposed.

The net asset value per share of each class of a Fund is determined at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business. While regular trading ordinarily closes at 4:00 pm (Eastern Time), it could be earlier, particularly on the day before a holiday. Contact the Deutsche Asset Management Service Center to determine whether the Fund will close early before a particular holiday.

Because the Funds own foreign securities that trade in foreign markets on days the Exchange may be closed, the value of a Fund's assets may change on days you cannot purchase, redeem or exchange shares.

The net asset value per share of a class is calculated by subtracting the liabilities attributable to a class from its proportionate share of a Fund's assets and dividing the result by the number of outstanding shares of the class. Because the different classes have different distribution or service fees, their net asset values may differ.

In valuing its assets, a Fund's investments are priced at their market value. When price quotes for particular securities are not readily available or when they may be unreliable, the securities are priced at their `fair value' using procedures approved by the Fund's Board of Directors.

You may buy or redeem shares on any day the New York Stock Exchange is open for business (a `Business Day'). If your order is entered before the net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

DIVIDENDS AND DISTRIBUTIONS

Each Fund's policy is to distribute to shareholders substantially all of its net investment income in the form of dividends and to distribute net realized capital gains at least annually. Unless you elect otherwise, all income and capital gain distributions will be reinvested in additional shares of a Fund at net asset value. You may elect to receive your distributions in cash or to have your distributions invested in shares of other Deutsche Asset Management funds. To make either of these elections or to terminate automatic reinvestment, complete the appropriate section of the Application or notify the Deutsche Asset Management Service Center or your service agent at least five days before the date on which the next dividend or distribution will be paid.

TAX CONSIDERATIONS

The following summary is based on current tax laws, which may change.

The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally
--------------------------------------------------------------------------------

                                                Information Concerning all Funds

taxable at the rates applicable to long-term capital gains regardless of how long you have owned your shares. Each sale or exchange of a Fund's shares is generally a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Deutsche Asset Management fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends upon your marginal tax rate and how long you have held your shares.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gains distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

If you are a non-US investor in a Fund you may be subject to US withholding and estate tax as well as foreign taxes. You are encouraged to consult your tax advisor prior to investing in a Fund.

Under certain circumstances, a Fund may elect to pass-through to you your pro-rata share of foreign taxes paid by a Fund. A Fund will notify you if it intends to make such an election.

More information about taxes is in the Statement of Additional Information. Please contact your tax advisor if you have specific questions about federal, state, local or foreign income taxes.

BUYING AND SELLING FUND SHARES

To Purchase Shares

You may buy any class of the Funds' shares through your securities dealer or any financial institution authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy shares by contacting the Deutsche Asset Management Service Center directly. Contact the Service Center for details.

Your purchase order may not be accepted if the sale of a Fund's shares has been suspended or if it is determined that your purchase would be detrimental to the interests of that Fund's shareholders.

Minimum Account Investments

Initial investment in Class A, B or C shares                            $2,000
Subsequent investments                                                  $  100
IRA account, initial investment                                         $1,000
Initial investment for shareholders of other Deutsche Asset Management
 funds' Class A, B and C Shares                                         $  500
Automatic investing plan, initial investment                            $  250
 Bi-weekly or monthly plan subsequent investments                       $  100
 Quarterly plan subsequent investments                                  $  250
 Semi-annual plan subsequent investments                                $  500
Minimum investment for qualified retirement plans (such as 401(k),
 pension or profit sharing plans)                                       $    0
Account balance:
 Non retirement account                                                 $  500
 IRA account                                                            $    0

Accounts opened through a service agent may have different minimum investment amounts. The Funds and their service providers reserve the right to, from time to time in their discretion, waive or reduce the investment minimum.

Investing Regularly

You may make regular investments in the Fund through any of the following methods. If you wish to enroll in any of these programs or if you need any additional information, complete the appropriate section of the Application or contact your service agent or the Deutsche Asset Management Service Center.

Automatic Investing Plan. You may elect to make a regular bi-weekly, monthly, quarterly or semi-annual investment in any class of shares. The amount you decide upon will be withdrawn from your checking account using a pre-authorized check. When the money is received by the Service Center, it will be invested at that day's offering price in the class of shares selected. Either you or the Fund may discontinue your participation upon 30 days' notice.

Systematic Purchase Plan. You may also purchase any class of shares through a Systematic Purchase Plan. Contact your service agent for details.

To Redeem Shares

You may redeem any class of the Funds' shares through your securities dealer or service agent. Contact them for details on how to enter your order and for information as to how you will be paid. If you have an account with a Fund that is in your name, you may also redeem shares by contacting the Deutsche Asset Management Service Center by mail or (if you are redeeming less than $100,000) by telephone. The Service
--------------------------------------------------------------------------------

Information Concerning all Funds

Center will mail your redemption check within seven days after it receives your order in proper form. Refer to the section entitled `Telephone Transactions' for more information on this method of redemption.

Your securities dealer or service agent or the Service Center may require the following documents before they redeem your shares:

 . A letter of instruction specifying your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all owners of the shares exactly as their names appear on the account.

 . If you are redeeming more than $50,000, a signature guarantee is required.
  You can obtain one from most banks or securities dealers.

 . Any stock certificates representing the shares you are redeeming. The certificates must be properly endorsed or accompanied by a duly executed stock power.

 . Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Other Redemption Information

Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

If you own a Fund's shares having a value of at least $10,000, you may arrange to have some of your shares redeemed monthly, quarterly, semi-annually or annually under the Fund's Systematic Withdrawal Plan. Each redemption under this plan involves all the tax and sales charge implications normally associated with Fund redemptions. Contact your service agent or the Service Center for information on this plan.

If you have an account with a Fund that is in your name, you may redeem shares in any amount up to $50,000 or exchange them for shares in another Deutsche Asset Management fund by calling the Service Center on any Business Day between the hours of 9:00 am and 7:00 pm (Eastern time).

Telephone Transactions. You are automatically entitled to telephone transaction privileges, but you may specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the Application or at any time thereafter by completing and returning documentation supplied by the Service Center.

The Funds and the Service Center will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information when you open your account and before you execute each telephone transaction. You may be required to provide additional telecopied instructions. If these procedures are employed, neither the Funds nor the Service Center will bear any liability for following telephone instructions that either reasonably believes to be genuine. Your telephone transaction request will be recorded.

If you hold shares in certificate form you may not exchange or redeem them by telephone.

SALES CHARGES

Purchase Price

The price you pay to buy shares will be a Fund's offering price, which is calculated by adding any applicable sales charges to the net asset value per share of the class you are buying.

Class A shares are subject to sales charges according to the following schedule:


                        Class A Sales
                     Charge as a % of
                ----------------
                                  Net Class B Class C
  Amount of         Offering   Amount   Sales   Sales
  Purchase             Price Invested  Charge  Charge

  Less than
   $50,000             5.50%    5.82%    None    None
 ----------------------------------------------------
  $   50,000-
   $99,999             4.50%    4.71%    None    None
 ----------------------------------------------------
  $  100,000-
   $249,999            3.50%    3.63%    None    None
 ----------------------------------------------------
  $  250,000-
   $499,999            2.50%    2.56%    None    None
 ----------------------------------------------------
  $  500,000-
   $999,999            2.00%    2.04%    None    None
 ----------------------------------------------------
  $1,000,000 and
   over                 None     None    None    None
 ----------------------------------------------------

Although you do not pay an initial sales charge when you invest $1 million or more in Class A shares or when you buy any amount of Class B or C shares, you may pay a sales charge when you redeem your shares. Refer to the section entitled `Redemption Price' for details. Your service agent may be paid a commission at the time of your purchase.

The sales charge you pay on your current purchase of Class A shares may be reduced under the circumstances listed below.

Rights of Accumulation. If you are purchasing additional Class A shares of these Funds or Class A shares of any other Deutsche Asset Management fund or if you already have investments in Class A shares, you may combine the value of
--------------------------------------------------------------------------------

                                                Information Concerning all Funds

your purchases with the value of your existing Class A share investments to determine whether you qualify for reduced sales charges. (For this purpose your existing Class A investments will be valued at the higher of cost or current value.) You may also combine your Class A purchases and investments with those of your spouse and your children under the age of 21 for this purpose. You must be able to provide sufficient information to verify that you qualify for this right of accumulation.

Letter of Intent. If you anticipate making additional purchases of Class A shares of these Funds or any other Deutsche Asset Management fund over the next 13 months, you may combine the value of your current purchase with the value of your anticipated purchases to determine whether you qualify for a reduced sales charge. You will be required to sign a letter of intent specifying the total value of your anticipated purchases and to initially purchase at least 5% of the total. When you make each purchase during the period, you will pay the sales charge applicable to their combined value. If, at the end of the 13-month period, the total value of your purchases is less than the amount you indicated, you will be required to pay the difference between the sales charges you paid and the sales charges applicable to the amount you actually did purchase. Some of the shares you own will be redeemed to pay this difference.

Purchases at Net Asset Value. You may buy Class A shares without paying a sales charge under the following circumstances:

1) If you are reinvesting some or all of the proceeds of a redemption of Class A shares made within the last 90 days.

2) If you are exchanging an investment in Class A shares of certain other Deutsche Asset Management funds for an investment in these Funds (see `Purchases by Exchange' for a description of the conditions).

3) If you are a current or retired Director or Trustee of these Funds or any affiliated fund, a director, an employee, or a member of the immediate family of an employee of any of the following (or their respective affiliates): the Fund's distributor, the Advisors, a broker-dealer authorized to sell shares of these Funds, or an investment advisor or sub-advisor to any fund in the Deutsche Asset Management family of funds.

4)  If you are buying shares in any of the following types of accounts:

  (i)   A qualified retirement plan;

  (ii)  A Deutsche Asset Management fund payroll savings program;

  (iii) A fiduciary or advisory account with a bank, bank trust department, registered investment advisory company, financial planner, or securities dealer purchasing shares on your behalf. To qualify for this provision, you must be paying an account management fee for the fiduciary or advisory services. You may be charged an additional fee by your securities dealer or servicing agent if you buy shares in this manner.

Purchases by Exchange

You may exchange Class A, B, or C shares of certain other Deutsche Asset Management funds for an equal dollar amount of Class A, B, or C shares, respectively, without payment of the sales charges described above or any other charge up to four times a calendar year. You may enter both your redemption and purchase orders on the same Business Day or, if you have already redeemed the shares of the other fund, you may enter your purchase order within 90 days of the redemption. The Fund may modify or terminate these offers of exchange upon 60 days' notice.

You may request an exchange through your service agent. Contact them for details on how to enter your order. Before buying shares through an exchange, you should obtain a copy of that fund's prospectus and read it carefully. If you have an account with a Fund that is in your name, you may also request an exchange directly through the Service Center by mail or by telephone. You will receive a written confirmation from the Service Center or your service agent.

Please note the following:

 . The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

 . You may make the exchange by phone, if your account has the exchange by phone feature or by letter.

 . Any deferred sales charge will continue to be measured from the time of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower deferred sales charge, your sales charge will not be reduced.

 . If you are maintaining a taxable account, you may have to pay taxes on the exchange.

 . Your exchange must meet the minimum investment amount for the class of shares of the fund being purchased.
--------------------------------------------------------------------------------

Information Concerning all Funds


Redemption Price

The amount of any applicable sales charge will be deducted from your redemption price according to the following schedule.


                  Sales Charge as a Percentage of the
                    Dollar Amount Subject to Charge
                 (as % of the Lesser of Cost or Value)
  Years
  Since
  Purchase    Class A Shares  Class B Shares Class C Shares

  First                1.00%*          5.00%          1.00%
 ----------------------------------------------------------
  Second               1.00%*          4.00%           None
 ----------------------------------------------------------
  Third                 None           3.00%           None
 ----------------------------------------------------------
  Fourth                None           3.00%           None
 ----------------------------------------------------------
  Fifth                 None           2.00%           None
 ----------------------------------------------------------
  Sixth                 None           1.00%           None
 ----------------------------------------------------------
  Thereafter            None            None           None
 ----------------------------------------------------------

 *You will pay a deferred sales charge when you redeem Class A shares only if your shares were purchased at net asset value because they were part of an investment of $1 million or more.

Determination of Deferred Sales Charge. The sales charge applicable to your redemption is calculated in a manner that results in the lowest possible rate:

 . No sales charge will be applied to shares you own as a result of reinvesting dividends or distributions.

 . If you have purchased shares at various times, the sales charge will be applied first to shares you have owned for the longest period of time.

 . If you acquired your shares through an exchange of shares of another Deutsche
  Asset Management fund, the period of time you held the original shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase. If you bought your shares prior to May 7, 2001, you will pay the sales charge in effect at the time of your original purchase.

 . The sales charge is applied to the lesser of the cost of the shares or their value at the time of your redemption. Therefore, you do not pay a sales charge on amounts representing appreciation or depreciation.

Waiver of Sales Charge. You may redeem shares without paying a deferred sales charge under any of the following circumstances:

1) If you are exchanging your shares for shares of another Deutsche Asset Management fund of the same class.

2) If your redemption represents the minimum required distribution from an individual retirement account or other retirement plan.

3) If your redemption represents a distribution from a Systematic Withdrawal Plan. This waiver applies only if the annual withdrawals under your Plan are 12% or less of your share balance.

4) If shares are being redeemed in your account following your death or a determination that you are disabled. This waiver applies only under the following conditions:

  (i) The account is registered in your name either individually, as a joint tenant with rights of survivorship, as a participant in community property, or as a minor child under the Uniform Gifts or Uniform Transfers to Minors Acts.

  (ii) Either you or your representative notifies your service agent or the Service Center that such circumstances exist.

5) If you are redeeming Class A shares, your original investment was at least $3 million, and your service agent has agreed to return to the Fund's distributor any payments received when you bought your shares.

Automatic Conversion of Class B Shares. Your Class B shares, along with any reinvested dividends or distributions associated with those shares, will be automatically converted to Class A shares seven years after your purchase. This conversion will be made on the basis of the relative net asset values of the classes and will not be a taxable event to you.

HOW TO CHOOSE THE CLASS THAT IS RIGHT FOR YOU

Your decision as to which class of the Funds' shares is best for you should be based upon a number of factors, including the amount of money you intend to invest and the length of time you intend to hold your shares.

If you choose Class A shares, you will pay a sales charge when you buy your shares, but the amount of the charge declines as the amount of your investment increases. You will pay lower expenses while you hold the shares. Except in the case of investments of $1 million or more, you pay no sales charge if you redeem Class A shares.

If you choose Class B shares, you will pay no sales charge when you buy your shares, but your annual expenses will be higher than Class A shares. You will pay a sales charge if you redeem your shares within six years of purchase, but the amount of the charge declines the longer you hold your shares and, at the end of seven years, your shares convert to Class A shares, thus eliminating the higher expenses from that point on.

--------------------------------------------------------------------------------

                                                Information Concerning all Funds

If you choose Class C shares, you will pay no sales charge when you buy your shares or if you redeem them after holding them for at least a year. On the other hand, expenses on Class C shares are the same as those on Class B shares and, since there is no conversion to Class A shares at the end of seven years, the higher expenses continue for as long as you own your shares.

Your service agent is paid a fee when you buy shares. In addition, your service agent is paid an annual fee as long as you hold your shares. For Class A and B shares, this fee begins when you purchase your shares. For Class C Shares, this fee begins one year after you purchase your shares. In addition to these payments, the Advisors may provide significant compensation to securities dealers and service agents for distribution, administrative and promotional services.

Your service agent may receive different levels of compensation depending upon which class of shares you buy.

Distribution Plan and Shareholder Servicing

The Fund has adopted plans under Rule 12b-1 that allow them to pay your service agent distribution and other fees for the sale of its shares and for shareholder service. In addition, the funds may pay shareholder servicing fees on Class B and Class C Shares. Class A shares pay an annual distribution fee equal to 0.25% of average daily net assets. Class B and C shares pay an annual distribution fee equal to 0.75% of average daily net assets and an annual shareholder servicing fee equal to 0.25% of average daily net assets. Because these fees are paid out of net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

Important Information about Buying and Selling Shares

 .  You may buy and sell shares of a Fund through authorized service agents.
   Once you place your order with a service agent, it is considered received by the Service Center. It is then your service agent's responsibility to transmit the order to the Service Center by the next business day. You should contact your service agent if you have a dispute as to when your order was placed with a Fund.

 . After a Fund or your service agent receives your order, you will buy or sell your shares at the next NAV calculated on a day the New York Stock Exchange is open for business adjusted for any applicable sales charge.

 . A Fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that a Fund cannot accept starter checks or third-party checks.

 . The payment of redemption proceeds (including exchanges) for shares of a fund recently purchased by check may be delayed for up to 15 calendar days while a Fund waits for your check to clear.

 . Unless otherwise instructed, a Fund normally mails a check for the proceeds from the sale of your shares to your account address the next business day but always within seven days.

 . A Fund reserves the right to close your account on 60 days' notice if it fails to meet minimum balance requirements for any reason other than a change in market value.

 . If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent or the Service Center for more information.

 . A Fund remits proceeds from the sale of shares in US dollars. A Fund reserves the right to redeem shares in kind under certain circumstances.

 . A Fund issues share certificates only for Class A Shares and only upon request.

 . Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Service Center for more information.

 . You may have difficulty contacting the Service Center by telephone during times of market volatility or disruption in telephone service. On New York Stock Exchange holidays or on days when the exchange closes early, the Service Center will adjust its hours accordingly. If you are unable to reach the Service Center by telephone, you should make your request by mail.

 . A Fund reserves the right to reject purchases of Fund shares (including exchanges) for any reason.

 . Your purchase order may not be accepted if the sale of a Fund's shares has been suspended or if a Fund determines that your purchase would be detrimental to the interests of its shareholders. A Fund specifically reserves the right to refuse your order if it is part of multiple purchase or exchange requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination a Fund may consider orders you have placed individually as well as orders placed in combination with a group of shareholders or commonly controlled accounts and orders placed by your dealer. For these purposes, a Fund may consider, among other factors, your trading history in this or any affiliated funds, the funds involved, the amount of your investment and your background and the background of any other investors or dealers involved.

--------------------------------------------------------------------------------

Information Concerning all Funds

 .  A Fund will not accept purchase and sale orders on any date the New York
   Stock Exchange is closed.

 . A Fund reserves the right to reject purchases of Fund shares (including exchanges) or to suspend or postpone redemptions at times when both the New York Stock Exchange and the Fund's custodian are closed.

 .  Account Statements and Fund Reports: A Fund or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. A Fund will send you a report every six months on your fund's overall performance, its current holdings and its investing strategies.
--------------------------------------------------------------------------------

    Investment Advisor, Administrator and Transfer Agent
    INVESTMENT COMPANY CAPITAL CORP.
    One South Street
    Baltimore, Maryland 21202
    1-800-730-1313

    Sub-Advisor
    DWS INTERNATIONAL PORTFOLIO MANAGEMENT GMBH
    Grueneburgweg 113-115
    60323 Frankfurt am Main, Germany

    Distributor
    ICC DISTRIBUTORS, INC.
    Two Portland Square
    Portland, ME 04101

    Independent Accountants
    PRICEWATERHOUSECOOPERS LLP
    250 W. Pratt Street
    Baltimore, Maryland 21201

    Custodian
    INVESTORS BANK & TRUST COMPANY
    200 Clarendon Street
    Boston, Massachusetts 02116

    Fund Counsel
    MORGAN, LEWIS & BOCKIUS LLP
    1701 Market Street
    Philadelphia, Pennsylvania 19103

Additional information about each Fund's investments and performance is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during their last fiscal year.

You can find more detailed information about each Fund in the current Statement of Additional Information, dated March 30, 2001 as supplemented through April 17, 2001, which has been filed electronically with the Securities and Exchange Commission (`SEC') and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at:

                   Deutsche Asset Management Service Center
                   PO Box 219210
                   Kansas City, MO 64121-9210
or call toll-free: 1-800-730-1313

You can find reports and other information about each Fund on the EDGAR database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing an electronic request to publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about each Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information on the Public Reference Room, call the SEC at 1-202-942-8090.


Global Financial Services Fund
   Class A Shares                                         CUSIP #251555108
   Class B Shares                                                251555207
   Class C Shares                                                251555306
Global Biotechnology Fund
   Class A Shares                                                251555504
   Class B Shares                                                251555603
   Class C Shares                                                251554702
Global Technology Fund
   Class A Shares                                                251555850
   Class B Shares                                                251555868
   Class C Shares                                                251555876
                                                        SECTPROABC (08/01)
                                                        811-8227
Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101